Consolidated Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Life insurance in-force, gross amount	$ 37,212	$ 39,572	$ 41,707
Life insurance in-force, ceded amount	32,121	33,955	35,792
Life insurance in-force, assumed amount	0	0	0
Life insurance in-force, net amount	$ 5,091	$ 5,617	$ 5,915
Life insurance in-force, % amount assumed to net amount
Direct premiums	$ 71	$ 75	$ 82
Ceded Premiums Earned	63	62	60
Premiums, net amount	8	13	22
Affiliated Entity [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Life insurance in-force, ceded amount	24,500	25,800	27,000
Life insurance premium (1)
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct premiums	71	75	82
Ceded Premiums Earned	63	62	60
Assumed Premiums Earned	0	0	0
Premiums, net amount	$ 8	$ 13	$ 22
Premiums earned, % amount assumed to net amount
Life insurance premium (1) | Affiliated Entity [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded Premiums Earned	$ 47	$ 45	$ 43